GENERAL EXPLORATION EXPENSES	12 Months Ended
Dec. 31, 2025
GENERAL EXPLORATION EXPENSES
GENERAL EXPLORATION EXPENSES
7. General exploration expenses

For the years ended December 31,	2025	2024
	$	$

Claims costs	68,716	34,048
Camp operations	5,370,379	66,957
Development and site preparation	19,621,639	-
Engineering studies	6,200,920	208,207
Prospecting and geology	868,298	74,905
Permitting	549,665	64,645

TOTAL	32,679,617	448,762